UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: May 31st

Date of reporting period: FEBRUARY 28, 2013 (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Essex Small/Micro Cap Growth Fund

Schedule of Portfolio Investments

February 28, 2013 (unaudited)

	Shares	Value
Common Stocks - 99.1%
Consumer Discretionary - 11.7%
Aeropostale, Inc.*	7,900	$102,858
Big 5 Sporting Goods Corp.	20,821	324,599
Citi Trends, Inc.*	18,597	191,363
Hooker Furniture Corp.	17,681	265,392
Imax Corp.*,1	11,400	292,980
Jamba, Inc.*	114,446	320,449
Krispy Kreme Doughnuts, Inc.*	24,561	324,205
LeapFrog Enterprises, Inc.*,1	25,549	218,955
Live Nation Entertainment, Inc.*	25,200	266,868
Pacific Sunwear of California, Inc.*	143,314	303,826
Valuevision Media, Inc., Class A*	120,942	316,868
Total Consumer Discretionary		2,928,363
Consumer Staples - 0.8%
Hain Celestial Group, Inc., The*	3,816	208,926
Energy - 4.5%
Dawson Geophysical Co.*	11,183	345,555
Pioneer Energy Services Corp.*	24,813	216,617
TETRA Technologies, Inc.*	44,425	410,043
Tsakos Energy Navigation, Ltd.	39,487	147,286
Total Energy		1,119,501
Financials - 7.6%
CNO Financial Group, Inc.	39,394	430,970
Crawford & Co., Class B	34,221	282,665
eHealth, Inc.*	10,548	163,810
Evercore Partners, Inc., Class A	7,165	291,615
Old Republic International Corp.	33,053	396,967
Stewart Information Services Corp.	14,603	338,059
Total Financials		1,904,086
Health Care - 26.4%
Affymetrix, Inc.*,1	67,909	276,390
Air Methods Corp.	5,175	231,788
Akorn, Inc.*	20,225	279,105
BioScrip, Inc.*	24,873	272,359
Bruker Corp.*	18,526	324,946
Cardiovascular Systems, Inc.*	11,927	188,566
Conceptus, Inc.*	12,630	282,028
Cutera, Inc.*	20,503	264,489
Derma Sciences, Inc.*,1	25,932	319,742
Dyax Corp.*	74,355	238,680
Hansen Medical, Inc.*	50,056	107,120
HealthStream, Inc.*	14,777	316,080
Heska Corp.	12,893	104,562

	Shares	Value
ICON PLC*	9,785	$304,901
Ligand Pharmaceuticals, Inc., Class B*	11,733	240,996
MWI Veterinary Supply, Inc.*	2,594	327,518
NeoGenomics, Inc.*	65,259	217,965
NuVasive, Inc.*	11,090	205,941
Omnicell, Inc.*	15,349	276,589
OraSure Technologies, Inc.*	22,120	122,987
Repligen Corp.*	46,666	290,729
Sequenom, Inc.*	40,614	166,924
Streamline Health Solutions, Inc.*	44,268	246,573
SurModics, Inc.*	10,976	278,351
Symmetry Medical, Inc.*	26,271	274,007
TearLab Corp.*,1	43,804	259,320
Trinity Biotech PLC, Sponsored ADR	11,178	188,908
Total Health Care		6,607,564
Industrials - 19.4%
Acacia Research Corp.*	11,355	317,486
Aceto Corp.	28,233	293,906
Advisory Board Co., The*	4,607	234,082
AZZ, Inc.	6,029	269,255
Barrett Business Services, Inc.	7,365	321,703
Ceco Environmental Corp.	14,407	155,596
Chart Industries, Inc.*	3,644	264,409
CRA International, Inc.*	12,293	271,798
FuelCell Energy, Inc.*	135,177	143,288
Great Lakes Dredge & Dock Corp.	34,759	338,900
Greenbrier Cos., Inc.*,1	13,340	270,135
Manitex International, Inc.*	26,076	249,808
On Assignment, Inc.*	13,409	293,121
PowerSecure International, Inc.*	32,169	271,828
Titan International, Inc.[1]	10,578	223,302
Twin Disc, Inc.[1]	9,899	236,586
Wabash National Corp.*	34,213	326,392
WageWorks, Inc.*	7,158	169,000
Westport Innovations, Inc.*,1	7,257	210,018
Total Industrials		4,860,613
Information Technology - 25.1%
AOL, Inc.*	8,186	302,063
Aviat Networks, Inc.*	95,464	339,852
Bottomline Technologies (de), Inc.*	9,270	251,495
Callidus Software, Inc.*,1	61,802	268,839
Cardtronics, Inc.*	13,153	346,713
Computer Task Group, Inc.*	18,500	368,150
Digi International, Inc.*	26,007	256,429

Essex Small/Micro Cap Growth Fund

Schedule of Portfolio Investments (Continued)

	Shares	Value
Information Technology - 25.1% (continued)
eGain Communications Corp.*	46,849	$374,323
GSI Technology, Inc.*	39,312	252,383
Guidance Software, Inc.*	25,056	245,799
Interactive Intelligence Group, Inc.*	7,427	309,037
Lionbridge Technologies, Inc.*	87,390	333,830
Manhattan Associates, Inc.*	3,917	273,642
Market Leader, Inc.*	31,797	236,570
Meru Networks, Inc.*	49,499	221,260
Mindspeed Technologies, Inc.*,1	57,128	254,220
NeoPhotonics Corp.*	31,621	158,737
PDF Solutions, Inc.*	9,675	150,349
Power-One, Inc.*	37,473	159,635
PROS Holdings, Inc.*	12,245	319,105
United Online, Inc.	40,840	240,956
USA Technologies, Inc.*	115,649	283,340
Web.com Group, Inc.*	19,569	334,238
Total Information Technology		6,280,965
Materials - 2.4%
Globe Specialty Metals, Inc.	14,497	207,162
Headwaters, Inc.*	27,577	259,500
Northern Technologies International Corp.*	10,092	135,334
Total Materials		601,996
Telecommunication Services - 1.2%inContact, Inc.*	45,481	308,816
Total Common Stocks (cost $18,520,654)		24,820,830

	Principal	Value
Short-Term Investments - 10.0%
Repurchase Agreements - 8.6%[2]
Cantor Fitzgerald Securities, dated 02/28/13, due 03/01/13, 0.210%, total to be received $1,000,006 (secured by various U.S. Government Agency Obligations, 0.000% - 6.000%, 02/06/14 - 05/01/51, totaling $1,020,000)	$1,000,000	$1,000,000
Daiwa Capital Markets, dated 02/28/13,due 03/01/13, 0.220%, total to be received $143,136 (secured by various U.S. Government Agency Obligations, 0.000% - 6.114%, 07/17/13 - 03/01/43, totaling $145,998)	143,135	143,135
Deutsche Bank Securities, Inc., dated 02/28/13, due 03/01/13, 0.200%, total to be received $1,000,006 (secured by various U.S. Government Agency Obligations, 0.000% - 9.000%, 04/01/13 - 02/15/53, totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		2,143,135

	Shares
Other Investment Companies - 1.4%[3]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.05%	353,456	353,456
Total Short-Term Investments (cost $2,496,591)		2,496,591
Total Investments - 109.1% (cost $21,017,245)		27,317,421
Other Assets, less Liabilities - (9.1)%		(2,280,084)
Net Assets - 100.0%		$25,037,337

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $23,265,920 for Federal income tax purposes at February 28, 2013, the aggregate gross unrealized appreciation and depreciation were $4,616,681 and $565,180, respectively, resulting in net unrealized appreciation of investments of $4,051,501.

*	Non-income producing security.

[1]	Some or all of these shares, amounting to a market value of $2,068,986, or 8.3% of net assets, were out on loan to various brokers.

[2]	Collateral received from brokers for securities lending was invested in these short-term investments.

[3]	Yield shown represents the February 28, 2013, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

Fair Value Measurements

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following table summarizes the inputs used to value the Fund’s net assests by the above fair value hierarchy levels as of February 28, 2013.

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Essex Small/Micro Cap Growth Fund
Investments in Securities
Common Stocks†	$24,820,830	—	—	$24,820,830
Short-Term Investments
Repurchase Agreements	—	$2,143,135	—	2,143,135
Other Investment Companies	353,456	—	—	353,456

Total Investments in Securities	$25,174,286	$2,143,135	—	$27,317,421

†	All common stocks held in the Fund are level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of February 28, 2013, the Fund had no transfers between levels from the beginning of the reporting period.

Investment Definitions and Abbreviations:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: April 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President
Date: April 8, 2013

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: April 8, 2013